Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Significant Related Party Transactions

During the years ended December 31, 2013 and 2014, significant related party transactions were as follows:

	Years Ended December 31
	2012	2013	2014
	$	$	$
One-time commissions
Investees of Shanghai Gopher Asset Management Co., Ltd., a VIE of the Company	—	—	9,264,250
Investees of Gopher Asset Management Co., Ltd., a VIE of the Company	3,866,439	2,161,933	5,093,514
Investees of Gopher Capital GP Ltd.	159,257	20,004	3,502,034
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd., a subsidiary of the VIE of the Company	—	—	2,738,586
Wanjia Win-Win Assets Management Co., Ltd.	—	433,024	2,224,784
Investees of Wuhu Gopher Asset Management Co., Ltd., a VIE of the Company	1,226,227	5,570,754	2,168,853
Investees of Shanghai Gopher Languang Investment Management Co., Ltd., a VIE of the Company	819,199	3,489,082	1,106,637
Investees of Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd., a VIE of the Company	—	—	582,521
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	1,024,790	131,164	513,558
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	218,860	127,965	481,461
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	—	5,077,871	427,429
Shareholder transactions	—	—	426,154
Investee of Tianjin Gopher Asset Management Co., Ltd., a VIE of the Company	645,699	31,991	403,099
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	215,657	717,565	248,201
Gopher RE Credit Fund SP	—	—	123,847
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	411,614	359,671	16,049
Shareholder transactions	—	21,906	1,604
Wuhu Bona Film Investment Management Limited	—	1,037,354	—
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd.	748,914	807,242	—
Gopher investment Fund SPC	—	761,105	—
Financial products invested by the Group and affiliates	55,475	92,962	—
Recurring services fee
Investees of Gopher Asset Management Co., Ltd., a VIE of the Company	2,504,815	11,827,050	15,790,524
Wanjia Win-Win Assets Management Co., Ltd.	—	5,047,542	15,333,971
Investees of Wuhu Gopher Asset Management Co., Ltd., a VIE of the Company	191,757	10,665,773	12,925,380
Investees of Shanghai Gopher Asset Management Co., Ltd., a VIE of the Company	—	—	10,276,509
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	6,407,642	8,385,120	8,546,576
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	—	3,151,268	6,058,713
Investees of Gopher Captial GP Ltd.	14,002	34,003	5,091,211
Investee of Tianjin Gopher Asset Management Co., Ltd., a VIE of the Company	3,622,393	3,876,955	4,082,036
Investees of Shanghai Gopher Languang Investment Management Co., Ltd., a VIE of the Company	459,439	4,885,604	3,301,240
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	2,111,583	2,742,184	2,552,337
Investees of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a VIE of the Company	268,632	2,893,066	1,675,845
Investees of Shanghai Gopher Investment Management Co., Ltd., a VIE of the Company	—	—	1,283,681
Wuhu Bona Film Investment Management Co., Ltd.	—	331,157	1,142,560
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	—	906,687
Beijing Sequoia Heyuan Capital Investment Fund (Limited Partnership)	—	—	850,019
Investees of Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd., a VIE of the Company	—	—	798,399
Fund Managed by Gopher- Nuobao (Shanghai) Asset Management Co., Ltd., a subsidiary of the VIE of the Company	—	—	184,414
Shareholder transactions	—	—	59,481
Investees of Noah Holdings (Hong Kong) Limited	—	—	25,260
Investees of Gopher Asset Management Co., Ltd., a subsidiary of the VIE of the Company	—	—	513
Financial products invested by the Group and affiliates	1,010,330	1,140,375	313
Gopher investment Fund SPC	—	528,338	—
Other service fee
Investees of Gopher Asset Management Co., Ltd., a VIE of the Company	—	—	10,607,614
Investees of Shanghai Gopher Languang Investment Management Co., Ltd., a VIE of the Company	—	561,458	1,145,515
Wanjia Win-Win Assets Management Co., Ltd.	—	82,275	756,696
Investees of Shanghai Gopher Asset Management Co., Ltd., a VIE of the Company	—	—	48,654
Fund Managed by Gopher- Nuobao (Shanghai) Asset Management Co., Ltd., a subsidiary of the VIE of the Company	—	—	11,294
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	—	—	10,225
Shareholder transactions	—	—	2,541
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.	—	—	1,504
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	—	1,299
Investees of Wuhu Gopher Asset Management Co., Ltd., a VIE of the Company		336,107

Total	25,982,724	77,329,868	132,793,592

Amounts Due from Related Parties

As of December 31, 2013 and 2014, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2013	2014
	$	$
Wanjia Win-Win Assets Management Co., Ltd.	3,005,600	8,330,419
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	856,879	3,731,866
Investee funds of Gopher Capital GP	738,725	3,535,483
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	2,704,988	3,264,336
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd.	729,933	2,244,540
Investee funds of Gopher Asset Management Co., Ltd.	—	1,494,061
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	778,562	1,054,369
Investee funds of Gopher Nuobao Asset Management Co., Ltd.	—	174,865
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd.	1,082	1,057
Investee funds of Shanghai Nuobang Asset Management Co., Ltd.	—	280
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.	—	7,254,174
Investee funds of Tianjin Gopher Investment Management Co., Ltd.	109,055	98

Total	8,924,824	31,085,548

Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties

As of December 31, 2013 and 2014, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	2013	2014
	$	$
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd.	292,272	5,189,571
Investee funds of Wuhu Gopher Investment Management Co., Ltd.	924,018	2,881,465
Wanjia Win-Win Assets Management Co., Ltd.	1,774,667	2,624,558
Investee funds of Gopher Asset Management Co., Ltd.	1,100,107	671,541
Investee funds of Hangzhou Vanke Investment Management Co., Ltd.	2,130,255	559,587
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	201,902	643,641
Investee funds of Gopher Nuobao Asset Management Co., Ltd.	—	383,320
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd.	236,586	337,917
Investee funds of Gopher Capital GP	576,937	135,281
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	1,950,347	—

Total	9,187,091	13,426,881

Schedule of Purchase Price Allocation

Shanghai Yafu Investment Consulting Co., Ltd., an investment vehicle of Noah’s employees, acquired 10% of equity interests in four subsidiaries of the Group upon formation of the entities. The subsidiaries invested and the respective purchase price is listed as below.

Company Name	RMB	$
Noah Ark (Shanghai) Financial Service Co., Ltd.	5,000,000	805,854
Shanghai Noah Yijie Finance Technology Co., Ltd.	3,000,000	483,512
Shanghai Noah Jintong Data Services Co., Ltd.	3,000,000	483,512
Enoch Education Training (Shanghai) Co., Ltd.	1,000,000	161,171
Total	12,000,000	1,934,049